Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Income Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
Transaction costs associated with the Initial Public Offering			6.00%	(1.00%)
Change in valuation allowance			3.00%	(3.00%)
Change in fair value of warrant liabilities and forward purchase agreement			(23.00%)	(17.00%)
Income tax provision	79.00%	0.00%	7.00%	0.00%